Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties
(d)	Significant financial transactions between the Company and its related parties for the years ended December 31, 2023, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	36,510	9,825	—	—	46,335
PT. Tanggamus Electric Power		5,014	—	(270)	82	4,826
PT. Wampu Electric Power		3,988	—	(4,063)	75	—
Nickel Mining Company SAS		63,024	—	(2,322)	3,495	64,197
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		3,802	—	(1,323)	100	2,579
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,604	—	(7,828)	224	—
AMCI (WA) PTY LTD		104,281	6,620	—	1,276	112,177
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		10,138	—	(5,321)	341	5,158
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		12,673	—	(13,219)	546	—
FQM Australia Holdings Pty Ltd		247,868	2,637	—	6,433	256,938
POHANG E&E Co. , LTD		100	1,546	—	—	1,646
POSCO(Guangdong) Automotive Steel Co., Ltd.		35,131	225,182	(246,259)	278	14,332

	￦	532,515	245,810	(280,605)	12,850	510,570

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	46,335	4,718	—	(2)	51,051
PT. Tanggamus Electric Power		4,826	—	(1,288)	316	3,854
Nickel Mining Company SAS		64,197	—	—	4,596	68,793
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		2,579	—	(1,379)	270	1,470
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
AMCI (WA) PTY LTD		112,177	6,499	—	24,091	142,767
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		5,158	—	—	478	5,636
FQM Australia Holdings Pty Ltd		256,938	3,126	—	32,700	292,764
POHANG E&E Co. , LTD		1,646	1,582	—	—	3,228
POSCO(Guangdong) Automotive Steel Co., Ltd.		14,332	59,402	(68,294)	722	6,162
Gale International Korea, LLC		—	100	—	—	100
P&O Chemical Co., Ltd.		—	3,060	—	—	3,060

	￦	510,570	78,487	(70,961)	63,171	581,267

(*1)	Includes adjustments of foreign currency translation differences and others.

3)	For the year ended December 31, 2025

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	51,051	—	(11,718)	—	39,333
PT. Tanggamus Electric Power		3,854	—	(3,089)	1,823	2,588
Nickel Mining Company SAS		68,793	—	—	7,064	75,857
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		1,470	—	(1,435)	(35)	—
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
AMCI (WA) PTY LTD		142,767	73	(13,657)	7,397	136,580
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		5,636	—	(5,733)	97	—
FQM Australia Holdings Pty Ltd		292,764	—	—	(173)	292,591
POHANG E&E Co. , LTD		3,228	1,444	—	—	4,672
POSCO(Guangdong) Automotive Steel Co., Ltd.		6,162	64,858	(64,914)	106	6,212
Gale International Korea, LLC		100	344	—	—	444
P&O Chemical Co., Ltd.		3,060	—	—	(3,060)	—
CAML		—	5,766	—	—	5,766
POS-AUSTEM Suzhou Automotive		—	6,143	—	—	6,143

	￦	581,267	78,628	(100,546)	13,219	572,568

(*1)	Includes adjustments of foreign currency translation differences and others.

Details of Compensation to Key Management Officers
(f)	For the years ended December 31, 2023, 2024 and 2025, details of compensation to the Company’s key management officers are as follows:

(in millions of Won)	2023		2024	2025
Short-term benefits	￦	199,608	190,253	163,545
Long-term benefits		9,641	9,858	3,056
Retirement benefits		38,934	29,261	24,829

	￦	248,183	229,372	191,430

Company, excluding the controlling company [member]
Statement [LineItems]
Significant Transactions With Related Parties
(b)	Significant transactions between the Company and its related parties for the years ended December 31, 2023, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Sales and others			Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures(*1)
New Songdo International City Development, LLC	￦	208,536	—	1,484	—	279
SNNC		164,827	—	87	637,638	1,749
Noeul Green Energy Co., Ltd.		6,499	—	28	—	10,320
POS-SEAH STEEL WIRE(TIANJIN)CO.,Ltd		14,477	—	—	—	—
POS-SeAH Steel Wire(Nantong) Co., Ltd.		43,811	—	—	73	—
South-East Asia Gas Pipeline Company Ltd.		—	59,295	—	—	—
POSCO MC MATERIALS		113,542	9,000	—	6,861	1,564
Samcheok Blue Power Co., Ltd.		503,283	10,020	—	—	—
Pocheon-Hwado Highway Corp.		160,233	—	—	—	—
Roy Hill Holdings Pty Ltd		—	367,445	—	1,611,073	—
Others		474,846	212,578	14,970	590,717	102,067

	￦	1,690,054	658,338	16,569	2,846,362	115,979

(*1)	As of December 31, 2023, the Company provided guarantees to related parties.

2)	For the year ended December 31, 2024

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures(*1)
New Songdo International City Development, LLC	￦	216,657	—	1,427	—	145
SNNC		121,658	—	8	377,168	3,620
POSCO-SAMSUNG-SLOVAKIA PROCESSING CENTER		43,098	—	—	781	—
Gyeonggi Green Energy Co., Ltd.		31,036	—	—	—	6,675
POS-SEAH STEEL WIRE(TIANJIN)CO.,Ltd		13,733	—	—	—	—
POS SeAH Steel Wire(Nantong) Co., Ltd.		52,993	—	—	243	—
South-East Asia Gas Pipeline Company Ltd.		—	64,208	—	—	—
POSCO MC MATERIALS		137,209	1,800	—	8,107	526
Samcheok Blue Power Co., Ltd.		377,636	10,993	946	—	—
Pocheon-Hwado Highway Corp.		59,691	—	—	—	65
HBIS-POSCO Automotive Steel Co., Ltd		41,369	—	—	37,241	—
Roy Hill Holdings Pty Ltd		—	284,541	260	1,729,832	—
Others		421,095	149,647	4,434	520,477	255,084

	￦	1,516,175	511,189	7,075	2,673,849	266,115

(*1)	As of December 31, 2024, the Company provided guarantees to related parties.

3)	For the year ended December 31, 2025

(in millions of Won)	Sales and others(*1)				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	52,814	—	48,449	—	54
SNNC		101,468	—	8	484,571	4,163
POSCO-SAMSUNG-SLOVAKIA PROCESSING CENTER		44,882	—	—	5	—
Gyeonggi Green Energy Co., Ltd.		7,103	—	—	—	3,438
POS-SEAH STEEL WIRE(TIANJIN)CO.,Ltd		13,185	—	—	—	—
POS SeAH Steel Wire(Nantong) Co., Ltd.		51,513	—	—	357	—
South-East Asia Gas Pipeline Company Ltd.		—	37,273	—	—	—
POSCO MC MATERIALS		132,097	3,000	—	6,913	820
Samcheok Blue Power Co., Ltd.		246,619	2,795	352	20	4
POSCO(Guangdong) Automotive Steel Co., Ltd		195,811	—	—	266,549	—
HBIS-POSCO Automotive Steel Co., Ltd		24,870	—	—	66,886	1,391
Roy Hill Holdings Pty Ltd		—	213,794	—	1,544,120	—
Others		224,899	119,247	2,051	447,364	42,945

	￦	1,095,261	376,109	50,860	2,816,785	52,815

(*1)	As of December 31, 2025, the Company provided guarantees to related parties (see Note 38).

Related Account Balances With Related Parties
(c)	The balances of receivables and payables arising from significant transactions between the Company and its related parties as of December 31, 2024 and 2025 are as follows:

1)	December 31, 2024

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	96,730	—	1,657	98,387	—	30,087	30,087
Gyeonggi Green Energy Co., Ltd.		5,846	—	10,706	16,552	—	567	567
POSCO(Guangdong) Automotive Steel Co., Ltd		46,547	6,162	—	52,709	48,866	—	48,866
AMCI (WA) PTY LTD		—	142,767	—	142,767	—	—	—
HBIS-POSCO Automotive Steel Co.,Ltd		13,924	—	—	13,924	5,483	1,922	7,405
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		5,970	—	—	5,970	—	—	—
Samcheok Blue Power Co., Ltd.		189,173	—	148	189,321	—	77,187	77,187
Nickel Mining Company SAS		—	68,793	122	68,915	—	358	358
POS-SeAH Steel Wire(Nantong) Co., Ltd.		19,628	—	—	19,628	—	—	—
POSCO MC MATERIALS		14,544	—	168	14,712	1,314	357	1,671
Pocheon-Hwado Highway Corp.		10,985	—	—	10,985	—	—	—
UITrans LRT Co., Ltd.		13,592	51,051	9,187	73,830	—	—	—
Roy Hill Holdings Pty Ltd		25,023	—	8,836	33,859	356,234	25	356,259
SNNC		12,861	—	70	12,931	10,322	1,298	11,620
FQM Australia Holdings Pty Ltd		—	292,764	—	292,764	—	—	—
Others		27,728	19,730	138,239	185,697	10,168	10,129	20,297

	￦	482,551	581,267	169,133	1,232,951	432,387	121,930	554,317

(*1)	As of December 31, 2024, the Company recognized an allowance for doubtful account for receivables above amounting to ￦ 506,673 million.

2)	December 31, 2025

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	25,497	—	10,100	35,597	—	4	4
Gyeonggi Green Energy Co., Ltd.		—	—	14,832	14,832	—	—	—
POSCO(Guangdong) Automotive Steel Co., Ltd		32,218	6,212	—	38,430	37,313	—	37,313
AMCI (WA) PTY LTD		—	136,580	—	136,580	—	—	—
HBIS-POSCO Automotive Steel Co.,Ltd		3,701	—	—	3,701	15,584	207	15,791
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		4,965	—	—	4,965	—	—	—
Samcheok Blue Power Co., Ltd.		273,880	—	193	274,073	—	381	381
Nickel Mining Company SAS		—	75,857	707	76,564	—	358	358
POS-SeAH Steel Wire(Nantong) Co., Ltd.		13,334	—	—	13,334	150	—	150
POSCO MC MATERIALS		10,838	—	358	11,196	894	506	1,400
Pocheon-Hwado Highway Corp.		5,491	—	—	5,491	—	2	2
UITrans LRT Co., Ltd.		—	39,333	4,214	43,547	—	—	—
Roy Hill Holdings Pty Ltd		39,761	—	9,610	49,371	426,829	—	426,829
SNNC		10,694	—	28,433	39,127	5,439	447	5,886
FQM Australia Holdings Pty Ltd		—	292,591	—	292,591	—	—	—
Others		27,327	21,995	138,447	187,769	49,756	71,663	121,419

	￦	447,706	572,568	206,894	1,227,168	535,965	73,568	609,533

(*1)	As of December 31, 2025, the Company recognized an allowance for doubtful account for receivables above amounting to ￦ 531,031 million.